IFRS 7 - Disclosure - Credit Risk - Summary of Risk Measurement (Detail) - Credit risk [member]	12 Months Ended
Oct. 31, 2018
Bottom of range [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
CIBC Rating	0
Bottom of range [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
CIBC Rating	51
Bottom of range [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
CIBC Rating	70
Bottom of range [member] | Default [member]
Disclosure of credit risk exposure [line items]
CIBC Rating
Top of range [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
CIBC Rating	47
Top of range [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
CIBC Rating	67
Top of range [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
CIBC Rating	80
Top of range [member] | Default [member]
Disclosure of credit risk exposure [line items]
CIBC Rating	90
Equivalent external rating Moody's default [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Description of rating agencies used	Aaa to Baa3
Equivalent external rating Moody's default [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Description of rating agencies used	Ba1 to B3
Equivalent external rating Moody's default [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Description of rating agencies used	Caa1 to Ca
Equivalent external rating Moody's default [member] | Default [member]
Disclosure of credit risk exposure [line items]
Description of rating agencies used	C
Equivalent external rating S&P default [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Description of rating agencies used	AAA to BBB-
Equivalent external rating S&P default [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Description of rating agencies used	BB+ to B-
Equivalent external rating S&P default [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Description of rating agencies used	CCC+ to C
Equivalent external rating S&P default [member] | Default [member]
Disclosure of credit risk exposure [line items]
Description of rating agencies used	D